FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

C.	FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements - The following tables set forth our recurring fair value measurements of our continuing operations for the periods indicated:

	December 31, 2013
	Level 1	Level 2	Level 3	Total - Gross	Netting (a)	Total - Net (b)
	(Thousands of dollars)
Assets
Derivatives
Commodity contracts
Financial contracts	$—	$3,657	$2,812	$6,469	$(1,746)	$4,723
Physical contracts	—	—	2,023	2,023	(946)	1,077
Interest-rate contracts	—	54,503	—	54,503	—	54,503
Total derivative assets	—	58,160	4,835	62,995	(2,692)	60,303
Available-for-sale investment securities	1,569	—	—	1,569	—	1,569
Total assets	$1,569	$58,160	$4,835	$64,564	$(2,692)	$61,872

Liabilities
Derivatives
Commodity contracts
Financial contracts	$—	$(2,953)	$(2,154)	$(5,107)	$1,746	$(3,361)
Physical contracts	—	—	(3,463)	(3,463)	946	(2,517)
Total derivative liabilities	$—	$(2,953)	$(5,617)	$(8,570)	$2,692	$(5,878)
(a) - Derivative assets and liabilities are presented in our Consolidated Balance Sheets on a net basis. We net derivative assets and liabilities, including cash collateral, when a legally enforceable master-netting arrangement exists between the counterparty to a derivative contract and ONEOK Partners. At December 31, 2013, ONEOK Partners had no cash collateral held or posted.
(b) - Included in other current assets, other assets or other current liabilities in our Consolidated Balance Sheets.

	December 31, 2012
	Level 1	Level 2	Level 3	Total - Gross	Netting (a)	Total - Net (b)
	(Thousands of dollars)
Assets
Derivatives
Commodity contracts - financial	$—	$17,581	$1	$17,582	$(2,455)	$15,127
Interest-rate contracts	—	10,923	—	10,923	—	10,923
Total derivative assets	—	28,504	1	28,505	(2,455)	26,050
Trading securities	5,978	—	—	5,978	—	5,978
Available-for-sale investment securities	2,027	—	—	2,027	—	2,027
Total assets	$8,005	$28,504	$1	$36,510	$(2,455)	$34,055

Liabilities
Derivatives
Commodity contracts - financial	$—	$(31)	$(2,424)	$(2,455)	$2,455	$—
Total liabilities	$—	$(31)	$(2,424)	$(2,455)	$2,455	$—
(a) - Derivative assets and liabilities are presented in our Consolidated Balance Sheets on a net basis. We net derivative assets and liabilities, including cash collateral, when a legally enforceable master-netting arrangement exists between the counterparty to a derivative contract and ONEOK Partners. At December 31, 2012, ONEOK Partners had no cash collateral held or posted.
(b) - Included in our Consolidated Balance Sheets as other current assets or other assets.

Our Level 1 fair value amounts are based on unadjusted quoted prices in active markets including NYMEX-settled prices and actively quoted prices for equity securities. These balances are comprised predominantly of exchange-traded derivative contracts for natural gas and crude oil. Also included in Level 1 are equity securities.

Our Level 2 fair value amounts are based on significant observable pricing inputs, such as NYMEX-settled prices for natural gas and crude oil, and financial models that utilize implied forward LIBOR yield curves for interest-rate swaps.

Our Level 3 fair value amounts are based on inputs that may include one or more unobservable inputs including internally developed basis curves that incorporate observable and unobservable market data, NGL price curves from broker quotes, market volatilities derived from the most recent NYMEX close spot prices and forward LIBOR curves, and adjustments for the credit risk of our counterparties.  We corroborate the data on which our fair value estimates are based using our market knowledge of recent transactions, analysis of historical correlations and validation with independent broker quotes.  These balances categorized as Level 3 are comprised of derivatives for natural gas and NGLs.  Also included in Level 3 are the fair values of firm commitments.  We do not believe that our Level 3 fair value estimates have a material impact on our results of operations, as the majority of our derivatives are accounted for as hedges for which ineffectiveness is not material.  The significant unobservable inputs used are the unpublished forward basis and index curves.  Significant increases or decreases in either of those inputs in isolation would not have a material impact on our fair value measurements.

Derivatives assets and liabilities of discontinued operations are classified primarily as Level 1. See Note B for disclosures of derivative assets and liabilities of discontinued operations.

The following table sets forth the reconciliation of our Level 3 fair value measurements for our continuing operations for the periods indicated:

	Years Ended December 31,
Derivative Assets (Liabilities)	2013	2012
	(Thousands of dollars)
Net assets (liabilities) at beginning of period	$(2,423)	$3,117
Total realized/unrealized gains (losses):
Included in earnings (a)	959	—
Included in other comprehensive income (loss)	682	(5,540)
Net assets (liabilities) at end of period	$(782)	$(2,423)

Total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held as of December 31, 2013 (a)	$959	$—
(a) - Reported in commodity sales revenues in our Consolidated Statements of Income.

During the years ended December 31, 2013 and 2012, there were no transfers between levels.

Other Financial Instruments - The approximate fair value of cash and cash equivalents, accounts receivable, accounts payable and notes payable is equal to book value, due to the short-term nature of these items. Our cash and cash equivalents are comprised of bank and money market accounts and are classified as Level 1.  Our notes payable are classified as Level 2 since the estimated fair value of the notes payable can be determined using information available in the commercial paper market.

The estimated fair value of our consolidated long-term debt, including current maturities, was $8.2 billion and $7.5 billion at December 31, 2013 and 2012, respectively.  The book value of long-term debt, including current maturities, was $7.8 billion and $6.5 billion at December 31, 2013 and 2012, respectively.  The estimated fair value of the aggregate of ONEOK’s and ONEOK Partners’ senior notes outstanding was determined using quoted market prices for similar issues with similar terms and maturities.  The estimated fair value of our consolidated long-term debt is classified as Level 2.